Royalty, stream and working interests - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	$ 4,595.8	$ 4,555.6
Royalty, stream and working interest, net depletable	2,352.8	2,233.0
Royalty, stream and working interest, net non-depletable	2,243.0	2,322.6
Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	6,968.4	6,886.1
Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(2,372.6)	(2,254.5)
Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net		(76.0)
Mineral Royalties
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	432.9	450.1
Mineral Royalties | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,027.2	1,021.4
Mineral Royalties | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(594.3)	(571.3)
Streams
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	2,893.6	2,967.6
Streams | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	4,270.9	4,346.3
Streams | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(1,377.3)	(1,303.3)
Streams | Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net		(75.4)
Energy
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,050.3	966.6
Energy | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,408.3	1,303.8
Energy | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(358.0)	(337.2)
Advanced
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	177.0	129.8
Advanced | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	207.4	159.9
Advanced | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(30.4)	(30.1)
Exploration
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	42.0	41.5
Exploration | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	54.6	54.7
Exploration | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	$ (12.6)	(12.6)
Exploration | Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net		$ (0.6)